Provisions - Balances Provisions Brazil (Details) € in Millions, R$ in Millions	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 EUR (€)
Disclosure of other provisions [line items]
Other provisions	€ 2,189		€ 2,574
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	476	R$ 3,067	1,264	R$ 6,765
Brazil
Disclosure of other provisions [line items]
Other provisions	877		1,229
Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	314		515		€ 446
Brazil | Tax proceedings | Federal taxes
Disclosure of other provisions [line items]
Other provisions	126		149
Brazil | Tax proceedings | State taxes
Disclosure of other provisions [line items]
Other provisions	72		248
Brazil | Tax proceedings | Municipal taxes
Disclosure of other provisions [line items]
Other provisions	21		9
Brazil | Tax proceedings | FUST
Disclosure of other provisions [line items]
Other provisions	95		109
Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	179	R$ 1,151	329	R$ 1,761
Brazil | Labor claims
Disclosure of other provisions [line items]
Other provisions	145		130
Brazil | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	219		229
Brazil | Amounts to be refunded to customers
Disclosure of other provisions [line items]
Other provisions	14		18
Brazil | Provision for fines for canceling lease agreements
Disclosure of other provisions [line items]
Other provisions	€ 6		€ 8